Note 10 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Effective November 1, 2018, the Company entered into an employment contract with the President and CFO of the Company. The President will receive an annual salary of $120,000, increasing 10% per year for five years. In addition, the employee will receive $750 per month for health insurance, will receive a year-end bonus of 25,000 shares of the Company stock and will receive a 0.03125% overriding royalty interest in each future producing well. On April 8, 2022, CFO resigned as director, officer and employee of the Company.